LONG-TERM INVESTMENTS - Equity method investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 28, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LONG-TERM INVESTMENTS
Equity investments with readily determinable fair value	¥ 51,624		¥ 51,524
Xi'an JiangyuanAndike Ltd. ("JYADK")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	29.70%		29.70%
Equity investments with readily determinable fair value	¥ 14,925		¥ 10,496
Suzhou Shengshan Huiying Venture Capital Investment LLP. ("Suzhou Shengshan")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	5.15%		5.15%		5.15%	5.15%	5.41%	8.13%
Equity investments with readily determinable fair value	¥ 9,413		¥ 12,939
Zhejiang Marine Leasing Ltd
LONG-TERM INVESTMENTS
Equity interest in equity method investment	20.00%		20.00%
Equity investments with readily determinable fair value	¥ 189,676		¥ 179,231
Guangdong Hengjian Proton Medical Industry Co., Ltd ("Guangdong Hengjian")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	14.20%		14.20%
Equity investments with readily determinable fair value	¥ 86,185		¥ 86,315
Beijing Proton Medical Center Co Ltd [Member]
LONG-TERM INVESTMENTS
Equity interest in equity method investment		54.01%
Shanghai Xinhe Enterprise Management Center (Limited Partnership) ("Shanghai Xinhe")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	72.73%		99.99%	99.99%
Equity investments with readily determinable fair value	¥ 22,448		¥ 45,005
Shanghai Changshengshu Management Co. LTD("Shanghai Changshengshu")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	20.00%		20.00%
Equity investments with readily determinable fair value	¥ 1,216		¥ 1,968
Guangzhou Yicheng Biological Immune Technology Co. LTD("Guangzhou Yicheng")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	30.00%		30.00%
Equity investments with readily determinable fair value	¥ 300		¥ 300
Equity interest owned by the group
LONG-TERM INVESTMENTS
Equity investments with readily determinable fair value	¥ 324,163		¥ 336,254